Debt - November 2023 Convertible Notes (Details) - USD ($)				1 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2023	Dec. 13, 2023	Nov. 28, 2023	Jul. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt
Proceeds from issuance of convertible notes payables								$ 16,500,000	$ 13,000,000
Adagio Medical Inc
Debt
Proceeds from issuance of convertible notes payables						$ 15,500,000	$ 7,000,000			$ 20,000,000	$ 9,500,000
November 2023 Convertible Notes
Debt
Principal amount			$ 2,000,000.0		$ 5,000,000.0					5,000,000.0
Interest rate			8.00%
Interest				$ 50,600				$ 300,000
November 2023 Convertible Notes | Adagio Medical Inc
Debt
Principal amount	$ 2,000,000.0	$ 1,000,000.0	$ 2,000,000.0		3,000,000.0					3,000,000.0
Interest rate			8.00%
Outstanding notes					5,000,000.0	8,000,000.0				5,000,000.0
Interest						$ 300,000				$ 19,800
November 2023 Convertible Notes | Conversion upon termination of the Transaction and prior to a Qualified Financing. | Adagio Medical Inc
Debt
Debt convertible amount			$ 24,000,000.0
Percent of liquidation preference			120.00%
Percentage of effective price of common stock sold to trigger conversion			120.00%
November 2023 Convertible Notes | Qualified Financing | Adagio Medical Inc
Debt
Debt convertible amount			$ 24,000,000.0
Percent of liquidation preference			120.00%
Minimum equity financing amount to be converted	10,000,000.0
Percentage of effective price of common stock sold to trigger conversion			75.00%
Percentage of outstanding principal amount, accrued and unpaid interest			120.00%
Proceeds from issuance of convertible notes payables			$ 10,000,000.0
Delayed Draw Commitment
Debt
Right to issue additional convertible promissory notes			6,000,000.0
Proceeds from issuance of convertible notes payables	2,000,000.0	1,000,000.0			3,000,000.0
Delayed Draw Commitment | Adagio Medical Inc
Debt
Right to issue additional convertible promissory notes			$ 6,000,000.0
Proceeds from issuance of convertible notes payables	$ 2,000,000.0	$ 1,000,000.0			$ 3,000,000.0